TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 990	$ 920
Tax receivables	305	377
Sales taxes receivables	252	208
Prepaids and other	213	207
Short-term deposits and advances	186	142
Inventory	175	177
Collateral deposits	95	151
Current portion of contract asset	75	74
Other short-term receivables	376	286
Trade receivables and other current assets	$ 2,667	$ 2,542